OTHER NON-CURRENT ASSESTS	12 Months Ended
Dec. 31, 2021
Other Assets, Noncurrent [Abstract]
OTHER NON-CURRENT ASSESTS
10. OTHER
NON-CURRENT
ASSESTS
Other
non-current
assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Long-term loan receivable (1)	53,612	55,802
Prepayment of office buildings (2)	78,000	159,125
Others	18,695	13,235
Less: allowance for doubtful accounts	(1,514)	(488)

Total other non-current assets	148,793	227,674

(1)
Long-term loan receivable represents the principal and interest to be collected of a loan provided by the Group to a third party. The loan was of principal amount of RMB 50,000, four-year term starting from December 2019, and with a lump sum interest rate of 20% at maturity.

(2)
In 2020, the Group purchased an office building from a third party and paid the full amount in advance with consideration of USD$ 11.25 million (equivalent RMB 78,000). This office building is expected to be used by the Group to relocate its customer service center in the future.

In 2021, the Group entered into a purchase agreement with a third-party company to purchase an office building and has paid 50% of the total amount in advance with consideration of RMB 81,125 as of December 31, 2021. The construction of the office building is expected to be completed by the end of 2022 according to the agreement